Shareholders’ Equity (Details)					12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Aug. 30, 2022 USD ($)	Aug. 30, 2022 CNY (¥)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 20, 2021 shares
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized					5,000,000,000	5,000,000,000
Ordinary shares, par value | $ / shares					$ 0.00001	$ 0.00001
Ordinary shares, shares issued					5,000,000	5,000,000
Declared cash dividends	$ 352,123	¥ 2,500,000
Capital amount			$ 145,345	¥ 1,000,000
Percentage of after tax profits					10.00%
statutory reserves, percentage					50.00%
Statutory Accounting Practices, Statutory Net Income Amount | $						$ 465,572
Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued					5,000,000		5,000,000
Mingteng International [Member]
Shareholders’ Equity [Line Items]
statutory reserves, percentage						50.00%